Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 500	$ 500
Common stock, shares authorized	12,000,000	12,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	7,188,363	7,151,134
Treasury stock, shares	3,622,506	3,624,454